Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2017
Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Financial Assets at Fair Value through Profit and Loss [text block table]
in € m.	Dec 31, 2017	Dec 31, 2016
Financial assets classified as held for trading:
Trading assets:
Trading securities	173,196	156,926
Other trading assets[1]	11,466	14,117
Total trading assets	184,661	171,044
Positive market values from derivative financial instruments	361,032	485,150
Total financial assets classified as held for trading	545,693	656,194
Financial assets designated at fair value through profit or loss:
Securities purchased under resale agreements	57,843	47,404
Securities borrowed	20,254	21,136
Loans	4,802	7,505
Other financial assets designated at fair value through profit or loss	8,377	11,541
Total financial assets designated at fair value through profit or loss	91,276	87,587
Total financial assets at fair value through profit or loss	636,970	743,781

[1]Includes traded loans of € 10.9 billion and € 13.2 billion at December 31, 2017 and 2016 respectively.

Financial Liabilities at Fair Value through Profit and Loss [text block table]
in € m.	Dec 31, 2017	Dec 31, 2016
Financial liabilities classified as held for trading:
Trading liabilities:
Trading securities	71,148	56,592
Other trading liabilities	314	437
Total trading liabilities	71,462	57,029
Negative market values from derivative financial instruments	342,726	463,858
Total financial liabilities classified as held for trading:	414,189	520,887
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	53,840	50,397
Loan commitments	8	40
Long-term debt	6,439	6,473
Other financial liabilities designated at fair value through profit or loss	3,587	3,582
Total financial liabilities designated at fair value through profit or loss	63,874	60,492
Investment contract liabilities	574	592
Total financial liabilities at fair value through profit or loss	478,636	581,971

Changes in Fair Value of Loans, Loans Commitments and Credit Derivatives [text block table]

Changes in fair value of loans[1] and loan commitments attributable to movements in counterparty credit risk[2]

	Dec 31, 2017		Dec 31, 2016
in € m.	Loans	Loan commitments	Loans	Loan commitments
Notional value of loans and loan commitments exposed to credit risk	2,865	1,973	3,604	3,357
Annual change in the fair value reflected in the Statement of Income	7	14	9	45
Cumulative change in the fair value[3]	10	30	9	37
Notional of credit derivatives used to mitigate credit risk	536	4,728	358	4,997
Annual change in the fair value reflected in the Statement of Income	(0)	(42)	(1)	(3)
Cumulative change in the fair value[3]	1	(46)	(2)	(6)

[1]Where the loans are over-collateralized there is no material movement in valuation during the year or cumulatively due to movements in counterparty credit risk.

[2]Determined using valuation models that exclude the fair value impact associated with market risk.

[3] Changes are attributable to loans and loan commitments held at reporting date, which may differ from those held in prior periods. No adjustments are made to prior year to reflect differences in the underlying population.

Changes in Fair Value of Financial Liabilities Designated at Fair Value through Profit or Loss [text block table]

Changes in fair value of financial liabilities attributable to movements in the Group’s credit risk[1]

in € m.	Dec 31, 2017	Dec 31, 2016 [2]
Annual change in the fair value reflected in the Statement of Income	60	(73)
Cumulative change in the fair value	72	11

[1]The fair value of a financial liability incorporates the credit risk of that financial liability. Changes in the fair value of financial liabilities issued by consolidated structured entities have been excluded as this is not related to the Group’s credit risk but to that of the legally isolated structured entity, which is dependent on the collateral it holds.

Excess of the Contractual Amount Repayable at Maturity over the Carrying Value of Financial Liabilities [text block table]

The excess of the contractual amount repayable at maturity over the carrying value of financial liabilities[1]

in € m.	Dec 31, 2017	Dec 31, 2016
Including undrawn loan commitments[2]	6,088	8,396
Excluding undrawn loan commitments	2,073	2,779

[1]Assuming the liability is extinguished at the earliest contractual maturity that the Group can be required to repay. When the amount payable is not fixed, it is determined by reference to conditions existing at the reporting date.

[2] The contractual cash flows at maturity for undrawn loan commitments assume full drawdown of the facility.